ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - COMPREHENSIVE LOSS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Statement of Income Captions [Line Items]
Net income (loss)	$ (27,959)	$ (415,330)	$ (1,097,167)
Other comprehensive income (loss):
Other comprehensive income (loss)	13,969	13,310	(41,082)
Total comprehensive income (loss)	46,392	(313,550)	(966,487)
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Net income (loss)	43,543	(326,920)	(930,526)
Other comprehensive income (loss):
Foreign currency translation adjustments	2,849	13,370	(35,961)
Other comprehensive income (loss)	2,849	13,370	(35,961)
Total comprehensive income (loss)	$ 46,392	$ (313,550)	$ (966,487)